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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21924

                      Oppenheimer Transition 2030 Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 05/31/2011

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                                                   Shares              Value
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INVESTMENT COMPANIES-100.0%(1)
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FIXED INCOME FUNDS-13.6%
Oppenheimer Champion Income Fund, Cl. Y                           644,170       $  1,288,339
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Oppenheimer Core Bond Fund, Cl. Y                               1,268,834          8,374,302
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Oppenheimer International Bond Fund, Cl. Y                        828,059          5,564,555
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Oppenheimer Limited-Term Government Fund, Cl. Y                   597,810          5,625,391
                                                                                ------------
                                                                                  20,852,587

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GLOBAL EQUITY FUNDS-38.4%
Oppenheimer Developing Markets Fund, Cl. Y                        244,934          8,834,763
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Oppenheimer International Growth Fund, Cl. Y                    1,062,200         32,322,739
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Oppenheimer International Small Company Fund, Cl. Y               130,979          3,115,989
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Oppenheimer Quest International Value Fund, Cl. Y                 838,826         14,578,797
                                                                                ------------
                                                                                  58,852,288

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MONEY MARKET FUND-0.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%(2)    1,432,828          1,432,828
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U.S. EQUITY FUNDS-47.1%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                   527,673         25,607,952
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Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y              435,789         10,214,905
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Oppenheimer Value Fund, Cl. Y                                   1,497,313         36,324,809
                                                                                ------------
                                                                                  72,147,666

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Total Investments, at Value (Cost $123,219,082)                     100.0%       153,285,369
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Other Assets Net of Liabilities                                       0.0             48,858

                                                              ------------------------------
Net Assets                                                          100.0%      $153,334,227
                                                              ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

                      1 | OPPENHEIMER TRANSITION 2030 FUND

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES                              SHARES
                                                       FEBRUARY 28,       GROSS       GROSS     MAY 31,
                                                               2011   ADDITIONS  REDUCTIONS        2011
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                495,472      35,661       3,460     527,673
Oppenheimer Champion Income Fund, Cl. Y                     590,748      57,800       4,378     644,170
Oppenheimer Core Bond Fund, Cl. Y                         1,173,506     103,696       8,368   1,268,834
Oppenheimer Developing Markets Fund, Cl. Y                  230,297      16,217       1,580     244,934
Oppenheimer Institutional Money Market Fund, Cl. E        1,452,966      90,607     110,745   1,432,828
Oppenheimer International Bond Fund, Cl. Y                  768,448      65,118       5,507     828,059
Oppenheimer International Growth Fund, Cl. Y                998,087      71,028       6,915   1,062,200
Oppenheimer International Small Company Fund, Cl. Y         123,505       8,284         810     130,979
Oppenheimer Limited-Term Government Fund, Cl. Y             545,954      55,817       3,961     597,810
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y        409,721      28,875       2,807     435,789
Oppenheimer Quest International Value Fund, Cl. Y           786,290      58,225       5,689     838,826
Oppenheimer Value Fund, Cl. Y                             1,407,780      99,154       9,621   1,497,313

                                                                                         REALIZED
                                                                  VALUE       INCOME         LOSS
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Oppenheimer Capital Appreciation Fund, Cl. Y               $ 25,607,952   $        -    $   3,607
Oppenheimer Champion Income Fund, Cl. Y                       1,288,339       25,055           52
Oppenheimer Core Bond Fund, Cl. Y                             8,374,302      102,357          450
Oppenheimer Developing Markets Fund, Cl. Y                    8,834,763            -        1,730
Oppenheimer Institutional Money Market Fund, Cl. E            1,432,828          666            -
Oppenheimer International Bond Fund, Cl. Y                    5,564,555       53,603        1,678
Oppenheimer International Growth Fund, Cl. Y                 32,322,739            -        5,050
Oppenheimer International Small Company Fund, Cl. Y           3,115,989            -        2,048
Oppenheimer Limited-Term Government Fund, Cl. Y               5,625,391       44,575          223
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y         10,214,905            -        1,262
Oppenheimer Quest International Value Fund, Cl. Y            14,578,797            -        3,248
Oppenheimer Value Fund, Cl. Y                                36,324,809            -        3,540
                                                           --------------------------------------
                                                           $153,285,369   $  226,256   $   22,888
                                                           ======================================

2. Rate shown is the 7-day yield as of May 31, 2011.

3. Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of May 31, 2011 based on valuation input level:

                      2 | OPPENHEIMER TRANSITION 2030 FUND

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

                                              LEVEL 2-
                             LEVEL 1-            OTHER        LEVEL 3-
                           UNADJUSTED      SIGNIFICANT     SIGNIFICANT
                               QUOTED       OBSERVABLE    UNOBSERVABLE
                               PRICES           INPUTS          INPUTS           VALUE
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ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $153,285,369    $          -    $          -    $153,285,369
                          ------------------------------------------------------------
Total Assets              $153,285,369    $          -    $          -    $153,285,369
                          ------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

                      3 | OPPENHEIMER TRANSITION 2030 FUND

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2011 (Unaudited)

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 127,540,997
                                  =============

Gross unrealized appreciation     $  25,744,372
Gross unrealized depreciation                 -
                                  -------------
Net unrealized appreciation       $  25,744,372
                                  =============

                      4 | OPPENHEIMER TRANSITION 2030 FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2030 Fund

By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/12/2011

By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2011